Non-GAAP Adjustments and Non-GAAP Results (Details) - Schedule of non-gaap adjustments and non-gaap results - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of non-gaap adjustments and non-gaap results [Abstract]
None -GAAP adjusted (loss)/profit before income tax expense	$ (1,906)	$ (1,263)